Revenue (Tables)	12 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Revenue
	2026 $’000	2025 $’000	2024 $’000
Sales revenue from contracts with customers	142,929	149,418	167,389
Other revenue (1)	58,746	(4,402)	(35,226)
Total revenue (2)	201,675	145,016	132,163

(1)	Other revenue relates predominantly to provisional pricing adjustments recognised at fair value.
(2)	Revenue relates solely to the sale of spodumene concentrate from North American Lithium. Refer to Note 5 (b) for a disaggregation of revenue by primary geographical market.

Disaggregation of Revenue from Contracts with Customers
The following table disaggregates revenue by primary geographical market:

	2026 $’000	2025 $’000	2024 $’000
Primary geographical markets (1)
China	170,349	138,349	130,061
United States of America	31,326	6,667	2,102
	201,675	145,016	132,163

(1)	Revenue is primarily presented by the geographical destination of the product.